Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Retained Earnings/(Accumulated Deficit)	Accumulated Other Comprehensive Loss, Net	Noncontrolling Interest [Member]
Balance at Dec. 31, 2014	$ 438,087,000	$ 1,093,000	$ 922,112,000	$ (485,115,000)	$ (53,000)	$ 50,000
Balance, shares at Dec. 31, 2014		109,277,060
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative Effect of New Accounting Principle in Period of Adoption	(6,547,000)	$ 0	0	(6,547,000)	0	0
Net income (loss)	47,607,000	0	0	47,607,000	0	0
Unrealized loss on investment available for sale	$ (263,000)	$ 0	0	0	(263,000)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	1,301,789	1,301,789
Stock options exercised, value	$ 9,807,000	$ 13,000	9,794,000	0	0	0
Award of restricted stock units, shares		553,822
Award of restricted stock units	(3,672,000)	$ (6,000)	3,678,000	0	0	0
Stock Issued During Period, Shares, Performance Stock Award, Net		481,749
Stock Issued During Period, Values, Performance Stock Award, Net	(2,446,000)	$ 5,000	(2,451,000)	0	0	0
Stock Repurchased and Retired During Period, Value	0
Share-based compensation costs	19,264,000	0	(19,264,000)	0	0	0
Net Income (Loss) Attributable to Parent	47,607,000
Balance at Dec. 31, 2015	501,837,000	$ 1,117,000	945,041,000	(444,055,000)	(316,000)	50,000
Balance, shares at Dec. 31, 2015		111,614,420
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	420,231,000	$ 0	0	420,231,000	0	0
Unrealized loss on investment available for sale	$ (299,000)	$ 0	0	0	(299,000)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	452,898	452,898
Stock options exercised, value	$ 2,940,000	$ 4,000	2,936,000	0	0	0
Award of restricted stock units, shares		670,032
Award of restricted stock units	(3,368,000)	$ (6,000)	(3,374,000)	0	0	0
Stock Issued During Period, Shares, Performance Stock Award, Net		159,027
Stock Issued During Period, Values, Performance Stock Award, Net	(867,000)	$ 2,000	(869,000)	0	0	0
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	(5,812,000)	0	5,812,000	0	0	0
Stock Repurchased and Retired During Period, Value	0
Share-based compensation costs	15,518,000	0	15,518,000	0	0	0
Net Income (Loss) Attributable to Parent	420,231,000
Balance at Dec. 31, 2016	$ 930,180,000	$ 1,129,000	953,440,000	(23,824,000)	(615,000)	50,000
Balance, shares at Dec. 31, 2016	112,896,377	112,896,377
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 15,777,000	$ 0	0	15,777,000	0	0
Net income (loss)	189,390,000	0	0	189,390,000	0	0
Unrealized loss on investment available for sale	$ 433,000	$ 0	0	0	433,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	241,964	241,964
Stock options exercised, value	$ 2,084,000	$ 2,000	2,082,000	0	0	0
Award of restricted stock units, shares		520,854
Award of restricted stock units	(8,004,000)	$ (5,000)	(8,009,000)	0	0	0
Stock Issued During Period, Shares, Performance Stock Award, Net		173,653
Stock Issued During Period, Values, Performance Stock Award, Net	1,791,000	$ 2,000	1,793,000	0	0	0
Dividends, Cash	$ (16,918,000)	$ 0	0	(16,918,000)	0	0
Stock Repurchased and Retired During Period, Shares	1,198,000	(1,198,430)
Stock Repurchased and Retired During Period, Value	$ (31,927,000)	$ (12,000)	(31,915,000)	0	0	0
Share-based compensation costs	17,413,000	0	17,413,000	0	0	0
Net Income (Loss) Attributable to Parent	189,390,000	0	640,000	0	0
Noncontrolling Interest, Decrease from Deconsolidation	590,000					(50,000)
Balance at Dec. 31, 2017	$ 1,097,227,000	$ 1,126,000	$ 931,858,000	$ 164,425,000	$ (182,000)	$ 0
Balance, shares at Dec. 31, 2017	112,634,418	112,634,418